Income Taxes - Deductible temporary differences and tax loss and interest carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Unrecognized deferred tax assets, Beginning balance	€ 124,043	€ 56,578
Addition	77,682	70,891
Deductions	(137)	(3,426)
Unrecognized deferred tax assets, Ending balance	201,588	124,043
Temporary differences
Income Taxes
Unrecognized deferred tax assets, Beginning balance	13,850	17,276
Addition	1,541
Deductions		(3,426)
Unrecognized deferred tax assets, Ending balance	15,391	13,850
Tax losses
Income Taxes
Unrecognized deferred tax assets, Beginning balance	106,264	35,639
Addition	75,705	70,625
Unrecognized deferred tax assets, Ending balance	181,969	106,264
Interest carry forward
Income Taxes
Unrecognized deferred tax assets, Beginning balance	3,929	3,663
Addition	436	266
Deductions	(137)
Unrecognized deferred tax assets, Ending balance	€ 4,228	€ 3,929